Cover	Sep. 05, 2023
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Amendment No. 1 on Form 8-K/A (this “Amendment”) amends the Current Report on Form 8-K filed by AssetMark Financial Holdings, Inc. (“AssetMark”) with the U.S. Securities and Exchange Commission on September 8, 2023 (the “Original Form 8-K”) relating to (i) the resignation of Natalie Wolfsen as AssetMark’s Chief Executive Officer, (ii) the appointment of Michael Kim as Chief Executive Officer, and (iii) the expected entry by AssetMark into amended compensatory arrangements with Mr. Kim in connection with his appointment as Chief Executive Officer. At the time of the filing of the Original Form 8-K, the amended compensatory arrangements with Mr. Kim had not yet been determined. This Amendment amends Item 5.02 in the Original Form 8-K to add information under the subheading “Amended Compensatory Arrangements.” This Amendment does not amend any other item in the Original Form 8-K.
Document Period End Date	Sep. 05, 2023
Entity File Number	001-38980
Entity Registrant Name	AssetMark Financial Holdings, Inc.
Entity Central Index Key	0001591587
Entity Tax Identification Number	30-0774039
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1655 Grant Street
Entity Address, Address Line Two	10th Floor
Entity Address, City or Town	Concord
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94520
City Area Code	925
Local Phone Number	521-2200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, $0.001 par value
Trading Symbol	AMK
Security Exchange Name	NYSE
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false